INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Balance Sheet Impact of Investments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	$ 1,512	$ 1,632	$ 1,553
Non-Current Assets	27,965	19,643	16,182
Total assets	29,477	21,275	17,735
Current Liabilities	1,564	1,515	1,210
Non-Current Liabilities	14,439	10,116	9,349
Total liabilities	16,003	11,631	$ 10,559
Associates and Joint Ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	2,822	1,925
Non-Current Assets	37,553	33,509
Total assets	40,375	35,434
Current Liabilities	2,887	4,016
Non-Current Liabilities	17,688	15,053
Total liabilities	20,575	19,069
Total Net Assets	19,800	16,365
Attributable to Other Ownership Interests	14,228	11,638
Attributable to Partnership's Share	5,572	4,727
Brazilian toll roads
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	304	263
Non-Current Assets	5,769	4,977
Total assets	6,073	5,240
Current Liabilities	602	823
Non-Current Liabilities	2,102	1,665
Total liabilities	2,704	2,488
Total Net Assets	3,369	2,752
Attributable to Other Ownership Interests	1,654	1,247
Attributable to Partnership's Share	1,715	1,505
North American natural gas transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	139	122
Non-Current Assets	4,741	5,767
Total assets	4,880	5,889
Current Liabilities	139	1,353
Non-Current Liabilities	2,716	2,925
Total liabilities	2,855	4,278
Total Net Assets	2,025	1,611
Attributable to Other Ownership Interests	1,012	805
Attributable to Partnership's Share	1,013	806
Chilean electricity transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	280	221
Non-Current Assets	7,122	5,519
Total assets	7,402	5,740
Current Liabilities	181	142
Non-Current Liabilities	3,874	3,234
Total liabilities	4,055	3,376
Total Net Assets	3,347	2,364
Attributable to Other Ownership Interests	2,417	1,665
Attributable to Partnership's Share	930	699
European telecommunications infrastructure operation
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	464	328
Non-Current Assets	6,281	5,437
Total assets	6,745	5,765
Current Liabilities	561	443
Non-Current Liabilities	2,968	2,528
Total liabilities	3,529	2,971
Total Net Assets	3,216	2,794
Attributable to Other Ownership Interests	2,602	2,258
Attributable to Partnership's Share	614	536
Brazilian rail business
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	743	460
Non-Current Assets	6,131	5,265
Total assets	6,874	5,725
Current Liabilities	515	674
Non-Current Liabilities	2,405	1,645
Total liabilities	2,920	2,319
Total Net Assets	3,954	3,406
Attributable to Other Ownership Interests	3,518	3,030
Attributable to Partnership's Share	436	376
Australian port operation
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	198	171
Non-Current Assets	2,281	2,166
Total assets	2,479	2,337
Current Liabilities	24	66
Non-Current Liabilities	1,332	1,229
Total liabilities	1,356	1,295
Total Net Assets	1,123	1,042
Attributable to Other Ownership Interests	932	861
Attributable to Partnership's Share	191	181
Other
Disclosure Of Associates And Joint Ventures [Line Items]
Current Assets	694	360
Non-Current Assets	5,228	4,378
Total assets	5,922	4,738
Current Liabilities	865	515
Non-Current Liabilities	2,291	1,827
Total liabilities	3,156	2,342
Total Net Assets	2,766	2,396
Attributable to Other Ownership Interests	2,093	1,772
Attributable to Partnership's Share	$ 673	$ 624